FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    February 2, 1999





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room


RE:         Fidelity Financial Trust (the trust):

            Fidelity Retirement Growth Fund
            Fidelity Equity-Income II Fund
            Fidelity Convertible Securities Fund (the funds)

            File Nos. 2-79910 and 811-3587

            Post-Effective Amendment No. 34

______________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fundS does not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary